BIOLOGICAL ASSETS - Narrative (Details) - Kilogram			12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022
Disclosure of detailed information about biological assets [abstract]
Estimated harvest yields for the cannabis on plants (in kilogram)	27,405	11,368
Growing cycle completion (in percent)			50.00%
Proportion of harvest date expected fair value less costs to sell (in percent)			50.00%